TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Fair value of derivatives	£ 77	£ 4
Other receivables and prepayments	195	170
Trade and other receivables	£ 272	£ 174